Financial assets - Impaired assets (Details) - Financial assets at amortised cost - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reconciliation of changes in loss allowance of financial instruments
Written-off assets	€ (4,353)	€ (5,183)
Exchange differences and other	57	1,716
Gross carrying amount | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at beginning of period	31,168	33,184
Additions	4,842	5,586
Written-off assets	(4,353)	(5,183)
Exchange differences and other	819	(1,407)
Financial assets at end of period	€ 32,476	€ 32,180